Segment Information	12 Months Ended
Dec. 31, 2022
Segment Information
Segment Information

21. Segment Information

The Company’s Chief Executive Officer, who has been identified as the chief operating decision maker (“CODM”), measures the performance of each operating segment based on metrics of revenues and gross margin and uses these results to evaluate the performance of, and to allocate resources to, each operating segments. The Company has two operating segments, express delivery and freight forwarding, which are aggregated into one reportable segment in accordance with the quantitative criteria under U.S. GAAP.

The majority of the Company’s revenues for the years ended December 31, 2020, 2021 and 2022 were generated from the PRC. As of December 31, 2021 and 2022, the majority of the long-lived assets of the Company are located in the PRC, and therefore no geographical segments are presented.